SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 11.   SUBSEQUENT EVENTS

On October 9, 2017, we entered into a securities purchase agreement with several non-affiliated accredited investors in a private placement, pursuant to which for $1.00 we sold one share of our common stock and one warrant to purchase one share of our common stock, at an exercise price of $0.50 per share with a two year life (together, the “2017 Units”).  We issued 1,000,000 2017 Units.  In consideration for issuing the 2017 Units, we received $975,000 in cash and extinguished $25,000 of 12% Notes. We received $175,000 in cash consideration in September 2017, see Note 6 – Accrued Stock Payable.

Subsequent to September 30, 2017, and up to the date of this filing, 600,000 shares of our common stock were issued upon the exercise of 12% Warrants for consideration of $210,000 in cash and $210,000 for the extinguishment of 12% Notes.

NOTE 13.   SUBSEQUENT EVENTS

In January 2017, we loaned an additional $26,500 to DB Arizona, a related party, under the note agreement that bears interest at 14% with principal and interest due on May 30, 2017.

In 2017, 2,082,143 shares were issued upon the exercise of 12% Warrants for consideration of $495,625 in cash and $668,750 in reduction of principal under the 12% Notes.